Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2025
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	January 31, 2025			October 31 2024
($ millions)	IRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$465,056	$68,707	$533,763	$535,326
Undrawn commitments	89,009	5,479	94,488	99,011
Other exposures (4)	135,971	18,363	154,334	131,677
Total non-retail	$690,036	$92,549	$782,585	$766,014
Retail (5)
Drawn	$302,945	$121,094	$424,039	$417,760
Undrawn commitments	111,833	9,808	121,641	121,609
Other exposures	–	64	64	62
Total retail	$414,778	$130,966	$545,744	$539,431
Total	$1,104,814	$223,515	$1,328,329	$1,305,445
(1)	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. The table below shows the Bank’s VaR by risk factor:

	For the three months ended			As at
	January 31, 2025			January 31	October 31	January 31
($ millions)	Average	High	Low	2025	2024	2024
Credit spread plus interest rate	$17.4	$22.2	$10.4	$14.3	$12.5	$19.3
Credit spread (1)	8.0	11.1	6.6	8.6	7.3	9.6
Interest rate	21.8	28.5	14.5	17.2	17.5	7.8
Equities	5.7	9.6	4.2	4.5	5.4	4.8
Foreign exchange	2.6	5.9	1.0	1.3	2.9	5.2
Commodities	2.8	3.5	2.3	3.1	2.8	3.4
Debt specific (1)	n/a	n/a	n/a	n/a	3.6	4.0
Diversification effect	(11.4)	n/a	n/a	(9.3)	(15.0)	(18.2)
Total VaR	$17.1	$21.6	$10.6	$13.9	$12.1	$18.5
(1)	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	January 31 2025	October 31 2024	January 31 2024	January 31 2025	October 31 2024	January 31 2024	January 31 2025	October 31 2024	January 31 2024
Liabilities
Senior note liabilities (3)	$39,594	$36,341	$32,074	$486	$159	$(4,254)	$4,626	$4,140	$4,401
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at January 31, 2025	$44,220	$39,594	$4,626	$(264)	$(1,177)
As at October 31, 2024	$40,481	$36,341	$4,140	$(46)	$(913)
As at January 31, 2024	$36,475	$32,074	$4,401	$(411)	$(520)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2025		October 31, 2024
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$70,198	$70,198	$63,860	$63,860
Trading assets	136,708	136,708	129,727	129,727
Securities purchased under resale agreements and securities borrowed	195,258	195,258	200,543	200,543
Derivative financial instruments	48,035	48,035	44,379	44,379
Investment securities – FVOCI and FVTPL	124,525	124,525	123,420	123,420
Investment securities – amortized cost	27,653	28,494	28,422	29,412
Loans	764,977	766,305	757,825	760,829
Customers’ liability under acceptances	207	207	148	148
Other financial assets	27,460	27,460	22,467	22,467
Liabilities:
Deposits	964,081	966,049	941,290	943,849
Financial instruments designated at fair value through profit or loss	39,594	39,594	36,341	36,341
Acceptances	210	210	149	149
Obligations related to securities sold short	34,855	34,855	35,042	35,042
Derivative financial instruments	59,847	59,847	51,260	51,260
Obligations related to securities sold under repurchase agreements and securities lent	182,259	182,259	190,449	190,449
Subordinated debentures	8,022	8,042	7,814	7,833
Other financial liabilities	52,102	52,537	53,342	53,387

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	January 31, 2025				October 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,687	$–	$3,687	$–	$2,540	$–	$2,540
Trading assets
Loans	–	8,048	–	8,048	–	7,649	–	7,649
Canadian federal government and government guaranteed debt	11,241	2,767	–	14,008	11,229	3,742	–	14,971
Canadian provincial and municipal debt	7,029	3,270	–	10,299	6,228	2,185	–	8,413
U.S. treasury and other U.S. agencies’ debt	10,826	–	–	10,826	15,050	–	–	15,050
Other foreign governments’ debt	131	10,496	–	10,627	422	9,932	–	10,354
Corporate and other debt	4,152	7,934	–	12,086	4,940	6,990	4	11,934
Equity securities	68,088	75	10	68,173	59,081	88	21	59,190
Other	–	2,641	–	2,641	–	2,166	–	2,166
	$101,467	$35,231	$10	$136,708	$96,950	$32,752	$25	$129,727
Investment securities (2)
Canadian federal government and government guaranteed debt	$13,774	$7,456	$–	$21,230	$12,739	$8,801	$–	$21,540
Canadian provincial and municipal debt	10,989	8,239	–	19,228	12,823	4,702	–	17,525
U.S. treasury and other U.S. agencies’ debt	41,079	7,222	–	48,301	39,999	6,377	–	46,376
Other foreign governments’ debt	1,310	28,408	–	29,718	3,940	25,346	–	29,286
Corporate and other debt	135	3,513	34	3,682	133	3,359	35	3,527
Equity securities	79	309	1,978	2,366	2,983	317	1,866	5,166
	$67,366	$55,147	$2,012	$124,525	$72,617	$48,902	$1,901	$123,420
Derivative financial instruments
Interest rate contracts	$–	$12,212	$–	$12,212	$–	$11,584	$–	$11,584
Foreign exchange and gold contracts	–	29,262	–	29,262	–	26,004	–	26,004
Equity contracts	118	4,101	58	4,277	150	4,313	44	4,507
Credit contracts	–	174	1	175	–	180	2	182
Commodity contracts	–	2,103	6	2,109	–	2,095	7	2,102
	$118	$47,852	$65	$48,035	$150	$44,176	$53	$44,379
Liabilities:
Deposits (3)	$–	$178	$–	$178	$–	$193	$–	$193
Financial liabilities designated at fair value through profit or loss	–	39,594	–	39,594	–	36,341	–	36,341
Obligations related to securities sold short	29,021	5,834	–	34,855	30,721	4,319	2	35,042

Derivative financial instruments
Interest rate contracts	–	18,887	23	18,910	–	17,895	13	17,908
Foreign exchange and gold contracts	–	31,870	–	31,870	–	25,900	–	25,900
Equity contracts	230	5,400	12	5,642	139	4,687	19	4,845
Credit contracts	–	28	1	29	–	46	1	47
Commodity contracts	–	3,387	9	3,396	–	2,550	10	2,560
	$230	$59,572	$45	$59,847	$139	$51,078	$43	$51,260
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $28,494 (October 31, 2024 – $29,412).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value

	As at January 31, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Corporate and other debt	$4	$–	$–	$–	$–	$(4)	$–	$–
Equity securities	21	1	–	1	(13)	–	10	1
	25	1	–	1	(13)	(4)	10	1
Investment securities
Corporate and other debt	35	(1)	–	–	–	–	34	(1)
Equity securities	1,866	52	5	71	(8)	(8)	1,978	51
	1,901	51	5	71	(8)	(8)	2,012	50
Derivative financial instruments – assets
Equity contracts	44	11	–	4	–	(1)	58	11	(3)
Credit contracts	2	(1)	–	–	–	–	1	(1)
Commodity contracts	7	(1)	–	–	–	–	6	(1)

Derivative financial instruments – liabilities
Interest rate contracts	(13)	(10)	–	–	–	–	(23)	(10	) (4)
Equity contracts	(19)	3	–	–	–	4	(12)	3	(3)
Credit contracts	(1)	–	–	–	–	–	(1)	–
Commodity contracts	(10)	1	–	–	–	–	(9)	1
	10	3	–	4	–	3	20	3
Obligations related to securities sold short	(2)	–	–	–	–	2	–	–
Total	$1,934	$55	$5	$76	$(21)	$(7)	$2,042	$54
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(4)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2024.

	As at October 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$48	$–	$–	$3	$(6)	$(20)	$25
Investment securities	1,822	13	1	72	(40)	33	1,901
Derivative financial instruments	35	1	–	(2)	(8)	(16)	10
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.